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June 30, 2017                                           W. Thomas Conner
                                                        Shareholder
                                                        +1 202 312 3331
                                                        tconner@vedderprice.com
VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE: POST-EFFECTIVE AMENDMENT NO. 2
    BRIGHTHOUSE LIFE INSURANCE COMPANY
    BRIGHTHOUSE SEPARATE ACCOUNT A
    FILE NOS. 333-209411/811-03365
    BRIGHTHOUSE PRIME OPTIONS

Commissioners:

    On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account A (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 2 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

    This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to reflect certain revisions to prospectus disclosure which reflect certain product enhancements. Rather than making these changes in a prospectus supplement, we have revised the prospectus. The product enhancements include a revised guaranteed lifetime withdrawal benefit (GLWB) rider for contracts issued on or after [.], 2017

    If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 312-3331 or Nathaniel Segal at (312) 609-7747.

Very truly yours,

/s/ W. Thomas Conner

W. Thomas Conner
Shareholder

WTC

Attachment

Cc: Nathaniel Segal

 1401  I  Street NW, Suite 1100  |  Washington, DC 20005  |  T +1 202 312 3320
                              |  F +1 202 312 3322
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